The Company and Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Company And Summary Of Significant Accounting Policies Details
Finished goods	$ 5,015	$ 4,642	$ 3,213
Raw materials	3,880	1,667	1,828
Inventory, gross	8,895	6,309	5,041
Reserve for excess and obsolete	(370)	(336)	316
Inventory, net	$ 8,525	$ 5,973	$ 4,675